Fair Value of Financial Instruments and Derivative Instruments - Additional Information (Details)	1 Months Ended				2 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) derivatives tonne	Nov. 30, 2020 tonne derivatives	Jan. 31, 2020 tonne	Dec. 31, 2019 USD ($) tonne derivatives	Dec. 31, 2020 USD ($) derivatives	Dec. 31, 2020 USD ($) derivatives	Dec. 31, 2019 USD ($) derivatives	Dec. 31, 2018 USD ($)	Dec. 31, 2020 JPY (¥) derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contract, notional amount | $	$ 80,000,000				$ 80,000,000	$ 80,000,000
Bunker fuel, annual tonnes | tonne	24,000	36,000	12,000	12,000
Bunker fuel, monthly tonnes | tonne	1,000	1,000	1,000	1,000
Gain/(loss) on derivatives | $						(1,303,000)	$ (121,000)	$ 18,000
Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, number of instruments held | derivatives				0			0
Foreign exchange contract, notional amount | $	$ 244,312,000			$ 0	$ 244,312,000	244,312,000	$ 0
Forward Freight
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, number of instruments held | derivatives				0			0
Bunker Price Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain/(loss) on derivatives | $						$ 554,000
Foreign Currency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, number of instruments held | derivatives	1				1	1			1
Foreign exchange contract, notional amount	$ 4,800,000				$ 4,800,000	$ 4,800,000			¥ 500,000,000
Bunker Fuel Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, number of instruments held | derivatives	2	3			2	2			2
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bunker fuel, sulphur content			0.50%	0.50%	0.50%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bunker fuel, sulphur content			3.50%	3.50%	3.50%